Exhibit 1

MRCD 2019-PARK Mortgage Trust
Commercial Mortgage Pass-Through Certificates, Series 2019-PARK

Report To:

Barclays Commercial Mortgage Securities LLC

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

27 November 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC Barclays Capital Real Estate Inc. Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019

Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 388 Greenwich Street New York, New York 10013

Re:	MRCD 2019-PARK Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2019-PARK (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Barclays Commercial Mortgage Securities LLC (the “Depositor”) with respect to certain information relating to the Trust Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

27 November 2019

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of 4 promissory notes (collectively, the “Trust Notes”) issued by Parkmerced Owner LLC, a Delaware limited liability company, evidencing a portion of a loan (the “Trust Loan”),
b.	The Trust Loan is part of a split loan structure consisting of the Trust Loan and 8 other fixed rate, interest-only loans (collectively, the “Companion Loans,” together with the Trust Loan, the “Mortgage Loan”), each evidenced by separate promissory notes (collectively, the “Companion Notes”), which will not be assets of the Issuing Entity,
c.	The Mortgage Loan is secured by, among other things, a first lien mortgage on the fee simple interest of the borrower in a portion of a multifamily development located in San Francisco, California (the “Property”) and
d.	The Mortgage Loan has a related fixed rate mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

For the purpose of the procedures described in this report, the Trust Notes and Companion Notes are comprised of:

a.	Eight A-Notes which are hereinafter collectively referred to as the “A Notes,”
b.	Two B-Notes which are hereinafter collectively referred to as the “B Notes,” together with the A-Notes, the “A/B Notes” and
c.	Two C-Notes which are hereinafter collectively referred to as the “C Notes.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan, Property and Total Debt associated with the Mortgage Loan as of 9 December 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 9

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan, Property and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Loan Term” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Loan Term,

as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loan (the “Amortization Term”),
b.	Use the “Loan Term,” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “IO Period”),
c.	Use the “Original Whole Loan Balance,” as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Whole Loan Balance”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Whole Loan Balance at Maturity”) and
d.	Use the “Original Mezzanine Loan Balance,” as shown on the Final Data file, as:
i.	The principal balance of the Mezzanine Loan as of the Reference Date (the “Cut-off Date Mezzanine Loan Balance”) and
ii.	The principal balance of the Mezzanine Loan as of the “Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	A-Note Original Balance,
b.	A-Note Gross Interest Rate,
c.	Amortization Type and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	A-Note Monthly Debt Service and
ii.	A-Note Annual Debt Service

of the A Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “A-Note Monthly Debt Service” of the A Notes as 1/12th the product of:

a.	The “A-Note Original Balance,” as shown on the Final Data File, and
b.	The “A-Note Gross Interest Rate,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “A-Note Annual Debt Service” of the A Notes as the “A-Note Monthly Debt Service,” as shown on the Final Data File, multiplied by 12.

Attachment A Page 4 of 9

9.	Using the:
a.	In-Trust B Note Original Balance,
b.	B-Note Gross Interest Rate,
c.	Amortization Type and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	B-Note Monthly Debt Service and
ii.	B-Note Annual Debt Service

of the B Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “B-Note Monthly Debt Service” of the B Notes as 1/12th the product of:

a.	The “In-Trust B Note Original Balance,” as shown on the Final Data File, and
b.	The “B-Note Gross Interest Rate,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “B-Note Annual Debt Service” of the B Notes as the “B-Note Monthly Debt Service,” as shown on the Final Data File, multiplied by 12.

10.	Using the:
a.	In-Trust A Note Original Balance,
b.	In-Trust B Note Original Balance,
c.	A-Note Gross Interest Rate and
d.	B-Note Gross Interest Rate,

as shown on the Final Data File, we recalculated “In-Trust A-Note & B-Note Gross Interest Rate” of the Trust Loan. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	In-Trust A Note Original Balance,
b.	In-Trust B Note Original Balance,
c.	In-Trust A-Note & B-Note Gross Interest Rate,
d.	Amortization Type and
e.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	In-Trust A-Note & B-Note Monthly Debt Service and
ii.	In-Trust A-Note & B-Note Annual Debt Service

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

11. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “In-Trust A-Note & B-Note Monthly Debt Service” of the Trust Loan as 1/12th the product of:

a.	The sum of the:
i.	In-Trust A Note Original Balance and
ii.	In-Trust B Note Original Balance,

as shown on the Final Data File, and

b.	The “In-Trust A-Note & B-Note Gross Interest Rate,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “In-Trust A-Note & B-Note Annual Debt Service” of the Trust Loan as the “In-Trust A-Note & B-Note Monthly Debt Service,” as shown on the Final Data File, multiplied by 12.

12.	Using the:
a.	Non-Trust C Note Original Balance,
b.	C-Note Gross Interest Rate,
c.	Amortization Type and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	C-Note Monthly Debt Service and
ii.	C-Note Annual Debt Service

of the C Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “C-Note Monthly Debt Service” of the C Notes as 1/12th the product of:

a.	The “Non-Trust C Note Original Balance,” as shown on the Final Data File, and
b.	The “C-Note Gross Interest Rate,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “C-Note Annual Debt Service” of the C Notes as the “C-Note Monthly Debt Service,” as shown on the Final Data File, multiplied by 12.

Attachment A Page 6 of 9

13.	Using the:
a.	Original Whole Loan Balance,
b.	In-Trust A Note Original Balance,
c.	Non-Trust A Note Original Balance,
d.	In-Trust B Note Original Balance and
e.	Non-Trust C Note Original Balance,

as shown on the Final Data File, we recalculated the:

i.	In-Trust Original Balance and
ii.	Non-Trust Original Balance

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Original Whole Loan Balance,
b.	Whole Loan Gross Interest Rate,
c.	Amortization Type and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Whole Loan Monthly Debt Service and
ii.	Whole Loan Annual Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Monthly Debt Service” of the Mortgage Loan as 1/12th the product of:

a.	The “Original Whole Loan Balance,” as shown on the Final Data File, and
b.	The “Whole Loan Gross Interest Rate,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Annual Debt Service” of the Mortgage Loan as the “Whole Loan Monthly Debt Service,” as shown on the Final Data File, multiplied by 12.

Attachment A Page 7 of 9

15.	Using the:
a.	Original Mezzanine Loan Balance,
b.	Mezzanine Loan Interest Rate,
c.	Amortization Type and
d.	Mezzanine Loan Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Monthly Debt Service and
ii.	Mezzanine Loan Annual Debt Service

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service” of the Mezzanine Loan as 1/12th the product of:

a.	The “Original Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service” of the Mezzanine Loan as the “Mezzanine Loan Monthly Debt Service,” as shown on the Final Data File, multiplied by 12.

16.	Using the:
a.	Original Whole Loan Balance,
b.	Cut-off Date Whole Loan Balance,
c.	Whole Loan Balance at Maturity,
d.	Whole Loan Gross Interest Rate,
e.	Whole Loan Annual Debt Service,
f.	Whole Loan Monthly Debt Service,
g.	Original Mezzanine Loan Balance,
h.	Cut-off Date Mezzanine Loan Balance,
i.	Mezzanine Loan Maturity Balance,
j.	Mezzanine Loan Interest Rate,
k.	Mezzanine Loan Annual Debt Service and
l.	Mezzanine Loan Monthly Debt Service,

as shown on the Final Data File, we recalculated the:

i.	Original Total Debt Balance,
ii.	Cut-off Date Total Debt Balance,
iii.	Maturity Date Total Debt Balance,
iv.	Total Debt Interest Rate,
v.	Total Debt Annual Debt Service and
vi.	Total Debt Monthly Debt Service

of the Total Debt associated with the Mortgage Loan. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 9

17.	Using the:
a.	A-Note Original Balance,
b.	Cut-off Date Whole Loan Balance,
c.	Cut-off Date Total Debt Balance,
d.	A-Note Annual Debt Service,
e.	Whole Loan Annual Debt Service,
f.	Total Debt Annual Debt Service,
g.	UW NOI,
h.	UW NCF,
i.	Appraisal Value,
j.	Total Number Units (Collateral) and
k.	Total SF (Collateral),

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	A-Note UW NCF DSCR,
ii.	Whole Loan UW NCF DSCR,
iii.	Total Debt UW NCF DSCR,
iv.	A-Note UW NOI Debt Yield,
v.	Whole Loan UW NOI Debt Yield,
vi.	Total Debt UW NOI Debt Yield,
vii.	A-Note Cut-off Date LTV,
viii.	Whole Loan Cut-off Date LTV,
ix.	Total Debt Cut-off Date LTV,
x.	Whole Loan Balance Per Unit and
xi.	Whole Loan Balance Per Square Foot

of the A Notes, Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to two decimal places and
b.	Round the characteristics listed in iv. through ix. above to the nearest 1/10th of one percent.

18.	Using the:
a.	A-Note Original Balance,
b.	In-Trust B Note Original Balance,
c.	A-Note Annual Debt Service,
d.	B-Note Annual Debt Service,
e.	UW NOI,
f.	UW NCF and
g.	Appraisal Value,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	In-Trust A-Note & B-Note UW NCF DSCR,
ii.	In-Trust A-Note & B-Note UW NOI Debt Yield and
iii.	In-Trust A-Note & B-Note Cut-off Date LTV

of the A/B Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 9

19.	Using the:
a.	In-Trust A-Note & B-Note Primary Servicing Fee and
b.	In-Trust A-Note & B-Note Master Servicing Fee,

as shown on the Final Data File, we recalculated the “In-Trust A-Note & B-Note Servicing Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	In-Trust A-Note & B-Note Servicing Fee,
b.	In-Trust A-Note & B-Note Trustee/Cert Admin,
c.	In-Trust A-Note & B-Note Operating Advisor Fee and
d.	In-Trust A-Note & B-Note CREFC Fee,

as shown on the Final Data File, we recalculated the “In-Trust A-Note & B-Note Total Admin Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the:
a.	In-Trust A-Note & B-Note Gross Interest Rate and
b.	In-Trust A-Note & B-Note Total Admin Fee,

as shown on the Final Data File, we recalculated the “In-Trust A-Note & B-Note Net Mortgage Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

22.	Using the:
a.	C-Note Primary Servicing Fee and
b.	C-Note Master Servicing Fee,

as shown on the Final Data File, we recalculated the “C-Note Servicing Fee” of the C Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

23.	Using the:
a.	C-Note Servicing Fee,
b.	C-Note Trustee/Cert Admin,
c.	C-Note Operating Advisor Fee and
d.	C-Note CREFC Fee,

as shown on the Final Data File, we recalculated the “C-Note Total Admin Fee” of the C Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

24.	Using the:
a.	C-Note Gross Interest Rate and
b.	C-Note Total Admin Fee,

as shown on the Final Data File, we recalculated the “C-Note Net Mortgage Rate” of the C Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	26 November 2019

Mezzanine Loan Agreement	26 November 2019

Deposit Account Control Agreement	26 November 2019

Settlement Statement	26 November 2019

Interest Rate Swaption Summary	26 November 2019

Guaranty Agreement	26 November 2019

Non-Consolidation Opinion	26 November 2019

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	3 October 2019

Engineering Report	10 September 2019

Environmental Phase I Report	11 September 2019

Underwritten Rent Roll	10 September 2019

Underwriter’s Summary Report	Not Dated

Assignment of Property Management Agreement	26 November 2019

Pro Forma Title Policy	Not Applicable

USPS Internet Site (www.usps.gov)	Not Applicable

Seismic Report	11 September 2019

Insurance Review Document	12 November 2019

Environmental Insurance Policy	4 January 2019

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report
Property City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.gov)
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Total Number Units (Collateral)	Underwritten Rent Roll
Replacement Units (Non-Collateral)	Underwritten Rent Roll
Total Units	Underwritten Rent Roll
Commercial Units	Underwritten Rent Roll
Total SF (Collateral)	Underwritten Rent Roll
Replacement SF (Non-Collateral)	Underwritten Rent Roll
Total SF	Underwritten Rent Roll
Occupancy Date Most Recent	Underwritten Rent Roll
Most Recent Residential Occupancy (Units) %	Underwritten Rent Roll
Property Manager	Assignment of Property Management Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value (see Note 2)	Appraisal Report
Date of Appraisal	Appraisal Report
Appraisal Firm	Appraisal Report
Phase I Date	Environmental Phase I Report
Environmental Firm	Environmental Phase I Report
Engineering Report Date	Engineering Report
Engineering Firm	Engineering Report
Environmental Insurance	Environmental Insurance Policy
Seismic PML%	Seismic Report
Seismic Firm	Seismic Report
Seismic Insurance	Insurance Review Document

Exhibit 2 to Attachment A Page 2 of 6

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

2006 Effective Gross Income	Underwriter’s Summary Report
2006 Expenses	Underwriter’s Summary Report
2006 NOI	Underwriter’s Summary Report
2007 Effective Gross Income	Underwriter’s Summary Report
2007 Expenses	Underwriter’s Summary Report
2007 NOI	Underwriter’s Summary Report
2008 Effective Gross Income	Underwriter’s Summary Report
2008 Expenses	Underwriter’s Summary Report
2008 NOI	Underwriter’s Summary Report
2009 Effective Gross Income	Underwriter’s Summary Report
2009 Expenses	Underwriter’s Summary Report
2009 NOI	Underwriter’s Summary Report
2010 Effective Gross Income	Underwriter’s Summary Report
2010 Expenses	Underwriter’s Summary Report
2010 NOI	Underwriter’s Summary Report
2011 Effective Gross Income	Underwriter’s Summary Report
2011 Expenses	Underwriter’s Summary Report
2011 NOI	Underwriter’s Summary Report
2012 Effective Gross Income	Underwriter’s Summary Report
2012 Expenses	Underwriter’s Summary Report
2012 NOI	Underwriter’s Summary Report
2013 Effective Gross Income	Underwriter’s Summary Report
2013 Expenses	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2014 Effective Gross Income	Underwriter’s Summary Report
2014 Expenses	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2015 Effective Gross Income	Underwriter’s Summary Report
2015 Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2016 Effective Gross Income	Underwriter’s Summary Report
2016 Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2017 Effective Gross Income	Underwriter’s Summary Report
2017 Expenses	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2018 Effective Gross Income	Underwriter’s Summary Report
2018 Expenses	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
TTM August 2019 Effective Gross Income	Underwriter’s Summary Report
TTM August 2019 Expenses	Underwriter’s Summary Report
TTM August 2019 NOI	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Underwriting Information: (continued)

Characteristic	Source Document(s)

UW Occupancy	Underwriter’s Summary Report
UW Effective Gross Income	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Replacements	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Settlement Statement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Cap	Mortgage Loan Agreement
Rollover Reserves Initial Deposit Amount	Mortgage Loan Agreement
Rollover Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Rollover Reserves Cap	Mortgage Loan Agreement
Deferred Maintenance Reserve Deposit Amount	Mortgage Loan Agreement
Initial Debt Service Deposit	Mortgage Loan Agreement
Monthly Debt Service Deposit	Mortgage Loan Agreement
Initial Other Escrow	Mortgage Loan Agreement
Monthly Other Escrow	Mortgage Loan Agreement
Description of Other Escrow	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Mortgage Loan Agreement
Origination Date	Mortgage Loan Agreement
A-Note Original Balance	Mortgage Loan Agreement
Original Whole Loan Balance	Mortgage Loan Agreement
In-Trust B Note Original Balance	Mortgage Loan Agreement
Non-Trust C Note Original Balance	Mortgage Loan Agreement
Original Mezzanine Loan Balance	Mezzanine Loan Agreement
Payment Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

First Payment Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Maturity Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Default) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Late) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Whole Loan Gross Interest Rate (see Note 5)	Mortgage Loan Agreement
A-Note Gross Interest Rate	Mortgage Loan Agreement
B-Note Gross Interest Rate (see Note 5)	Mortgage Loan Agreement
C-Note Gross Interest Rate (see Note 5)	Mortgage Loan Agreement
Mezzanine Loan Interest Rate	Mezzanine Loan Agreement
Accrual Basis	Mortgage Loan Agreement
Mezzanine Loan Accrual Basis	Mezzanine Loan Agreement
Interest Accrual Period Start (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Prepayment String (see Note 6)	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Loan Purpose	Settlement Statement
Non-Consolidation Letter	Non-Consolidation Opinion
Title Type	Pro Forma Title Policy
Ground Lease	Pro Forma Title Policy
Substitution Allowed	Mortgage Loan Agreement
LockBox (Yes/No)	Deposit Account Control Agreement
LockBox Type (see Note 7)	Deposit Account Control Agreement
Cash Management (see Note 8)	Mortgage Loan Agreement
Terms/Description of Springing Cash Management (If applicable)	Mortgage Loan Agreement
Single Asset Entity	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
TIC Structure	Mortgage Loan Agreement
Condo Structure	Mortgage Loan Agreement
DST	Mortgage Loan Agreement
Letter of Credit	Mortgage Loan Agreement
Earnout / Holdback	Mortgage Loan Agreement
Master Lease Agreement (Yes/No)	Mortgage Loan Agreement
Assumption Fee (%)	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement
Future Debt Description	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	The appraisal report Source Document includes:
a.	An “As Is Value (Excluding all of Phase 1)” appraised value of $1,741,000,000 with a corresponding valuation date of September 3, 2019,
b.	An “As Is Value of Development Rights (Excluding all of Phase 1)” appraised value of $369,000,000 with a corresponding valuation date of September 3, 2019 and
c.	An “As Is Value Inclusive of Development Rights (Excluding all of Phase 1)” appraised value of $2,110,000,000 (the “As Is Value (Including Development Rights)”) with a corresponding valuation date of September 3, 2019.

For the purpose of comparing the “Appraisal Value” characteristic, the Depositor instructed us to use the As Is Value (Including Development Rights).

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s) for each of the indicated characteristics.

5.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use the weighted average of the interest rates for the related note components, weighted by the original principal balances of the related note components, as shown in the applicable Source Document(s).

6.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

7.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Soft” if the applicable Source Document(s) currently require the borrower(s) to deposit or cause the property manager to deposit all rents collected to the lockbox account.

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Property Name
Property Count
Appraisal Type
In-Trust A Note Original Balance
Non-Trust A Note Original Balance
Sponsor
Master Lease Details
Ground Lease Maturity Date
Phase II Date
ARD Year
In-Trust A-Note & B-Note Primary Servicing Fee
In-Trust A-Note & B-Note Master Servicing Fee
In-Trust A-Note & B-Note Trustee/Cert Admin
In-Trust A-Note & B-Note Operating Advisor Fee
In-Trust A-Note & B-Note CREFC Fee
C-Note Primary Servicing Fee
C-Note Master Servicing Fee
C-Note Trustee/Cert Admin
C-Note Operating Advisor Fee
C-Note CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.